Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 10,683	$ 10,260	$ 4,246	$ 20,943	$ 8,187
Interest expense		7,496	7,055	1,158	14,551	1,967
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		9,440	9,048	3,639	18,488	7,015
Interest expense		7,148	6,736	1,003	13,884	1,706
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		659	599	119	1,258	203
Other [member]
Analysis Of Income And Expense [line items]
Interest income		584	613	488	1,197	969
Interest expense		$ 348	$ 319	$ 155	$ 667	$ 261

[1]	Interest income included $10.1 billion for the quarter ended April 30, 2023 (January 31, 2023: $9.6 billion; April 30, 2022: $3.8 billion) and $19.7 billion for the six months ended April 30, 2023 (April 30, 2022: $7.2 billion), calculated based on the effective interest rate method.